GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  FutureFunds Series Account
                                   Annual Report Form N-30D
                                      File No. 811-03972

        The information required to be contained in this report for the period ending December 31, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

The Alger American Fund
File No. 811-0550
Form N-30D
Filed via EDGAR and accepted on February 27, 2002
Accession No. 0000930413-02-000517

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on March 1, 2002
Accession No. 0000814680-02-000008

Fidelity Variable Insurance Products Fund
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on February 27, 2002
Accession No. 0000720318-02-000004

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 27, 2002
Accession No. 0000720318-02-000005

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 20, 2002
Accession No. 0001012709-02-000319

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on March 1, 2002
Accession No. 0000356476-02-000013

Pioneer Variable Contracts Trust
File No. 811-08786
Form N-30D
Filed via EDGAR and accepted on February 28, 2002
Accession No. 0000831120-02-000007

RS Investment Trust
File No. 811-05159
Form N-30D
Filed via EDGAR and accepted on February 5, 2002
Accession No. 0000935069-02-000069

Stein Roe Variable Investment Trust
File No. 811-05199
Form N-30D
Filed via EDGAR and accepted on March 6, 2002
Accession No. 0000950135-02-001259